Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000174122 | Longfor Group Holdings8199506
Holdings [Line Items]
Percent of Total Investments	4.30%
C000174122 | Kuaishou Technology8199499
Holdings [Line Items]
Percent of Total Investments	4.10%
C000174122 | Taiwan Semiconductor Manufacturing8199578
Holdings [Line Items]
Percent of Total Investments	4.00%
C000174122 | Ping An Insurance Group of China8199509
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174122 | Tencent Holdings8199512
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174122 | Ivanhoe Mines8199467
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174122 | Zijin Mining Group8199515
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174122 | MercadoLibre8199448
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174122 | Alibaba Group Holding8199583
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174122 | ICICI Bank8199532
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174122 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174122 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174122 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174122 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174122 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174122 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174122 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174122 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174122 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174122 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174122 | India
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174122 | China
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000174121 | Longfor Group Holdings8199506
Holdings [Line Items]
Percent of Total Investments	4.30%
C000174121 | Kuaishou Technology8199499
Holdings [Line Items]
Percent of Total Investments	4.10%
C000174121 | Taiwan Semiconductor Manufacturing8199578
Holdings [Line Items]
Percent of Total Investments	4.00%
C000174121 | Ping An Insurance Group of China8199509
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174121 | Tencent Holdings8199512
Holdings [Line Items]
Percent of Total Investments	3.90%
C000174121 | Ivanhoe Mines8199467
Holdings [Line Items]
Percent of Total Investments	3.50%
C000174121 | Zijin Mining Group8199515
Holdings [Line Items]
Percent of Total Investments	2.80%
C000174121 | MercadoLibre8199448
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174121 | Alibaba Group Holding8199583
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174121 | ICICI Bank8199532
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174121 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000174121 | Greece
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174121 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174121 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174121 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000174121 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000174121 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000174121 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000174121 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000174121 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000174121 | India
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000174121 | China
Holdings [Line Items]
Percent of Net Asset Value	37.90%